CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)		Dec. 31, 2012 EUR (€)
ASSETS
Cash and due from banks	$ 2,730	€ 1,968		€ 2,157
Deposits with Central Bank	4,790	3,454		2,886
Securities purchased under agreements to resell	54	39		833
Interest bearing deposits with banks	4,623	3,333		2,977
Trading assets	4,275	3,082		5,469
Derivative assets	5,091	3,671	[1]	3,693	[1]
Available-for-sale securities	8,856	6,385		7,091
Held-to-maturity securities	14,369	10,360		356
Equity method investments	211	152		188
Loans (include EUR 181 million and EUR 64 million at December 31, 2012 and 2013, respectively, measured at fair value)	101,574	73,235		74,334
Less: Allowance for loan losses	(10,750)	(7,751)		(7,318)
Net Loans	90,824	65,484		67,016
Goodwill	3,032	2,186		2,715
Software and other intangibles	462	333		408
Premises and equipment	1,967	1,418		1,282
Accrued interest receivable	1,149	829		743
Other assets (include EUR 306 million and EUR 382 million at December 31, 2012 and 2013, respectively, measured at fair value)	5,565	4,013		3,342
Assets classified as held for sale	186	134		0
TOTAL ASSETS	148,184	106,841		101,156
LIABILITIES AND SHAREHOLDERS EQUITY
Interest bearing deposits (include EUR 2,955 million and EUR 282 million at December 31, 2012 and 2013, respectively, measured at fair value)	113,974	82,175		88,370
Non-interest bearing deposits	4,742	3,419		2,789
Total deposits	118,716	85,594		91,159
Securities sold under agreements to repurchase	6,571	4,738		1,109
Derivative liabilities	4,205	3,032	[1]	4,784	[1]
Other borrowed funds	2,327	1,678		2,027
Accounts payable, accrued expenses and other liabilities (includes EUR 4 million and EUR 2 million at December 31, 2012 and 2013, respectively, measured at fair value)	5,669	4,087		3,236
Insurance reserves	3,473	2,504		2,517
Long-term debt (includes EUR 1,059,297 thousand and EUR 600,066 thousand at December 31, 2011 and 2012, respectively, measured at fair value)	3,581	2,582		2,116
Liabilities classified as held for sale	14	10		0
Total liabilities	144,556	104,225		106,948
Redeemable non-controlling interest - Temporary equity	347	250		257
NBG shareholders equity
Preferred stock (25,000,000 shares of par value EUR 0.30 each at at December 31, 2011 and 2012 and 270,000,000 shares of par value EUR 5.00 each at at December 31, 2011 and 2012)	1,878	1,354		1,358
Common stock, par value of EUR 5.00 (shares authorized, issued and outstanding: 956,090,482 and 2,396,785,994 at December 31, 2012 and 2013 respectively)	997	719		4,780
Additional paid-in capital	24,770	17,859		4,079
Accumulated surplus / (deficit)	(20,814)	(15,007)		(15,037)
Accumulated other comprehensive loss	(3,601)	(2,596)		(1,283)
Treasury stock, at cost (1,076 and 397,655 shares at December 31, 2012 and 2013 respectively)	(3)	(2)		0
Total NBG shareholders' equity	3,227	2,327		(6,103)
Non-controlling interest	54	39		54
Total permanent equity	3,281	2,366		(6,049)
TOTAL LIABILITIES AND EQUITY	$ 148,184	€ 106,841		€ 101,156

[1]	Includes both long and short derivative positions.